Equity (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total number of ordinary shares
Disclosure of classes of share capital [line items]
Outstanding, shares, beginning of period	47,325,438	47,325,438	47,147,256
Capital increase in cash number of shares	0	0	80,182
Capital increase via exercise warrants on, number of shares	0	0	7.22
Outstanding, shares, end of period	47,325,438	47,325,438	47,325,438
Total shareholders' capital [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	€ 2,729	€ 2,729	€ 2,788
Transfer share capital to share premium	0	0	(69)
Capital increase in cash	0	0	5
Capital increase via exercise warrants			5
Outstanding, end of period	2,729	2,729	2,729
Total share-premium [member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of period	79,019	78,098	76,650
Transfer share capital to share premium	0	0	69
Capital increase in cash	0	0	575
Equity-settled share-based payment expense	820	921	714
Capital increase via exercise warrants			90
Outstanding, end of period	€ 79,839	€ 79,019	€ 78,098